Item 1. Schedule of Investments


 T. Rowe Price Tax-Free Intermediate Bond Fund
 (Unaudited)
 November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 ALABAMA  2.2%
 Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08
(MBIA
 Insured)                                              1,000         1,075

 Auburn Univ., 5.00%, 6/1/29 (AMBAC Insured)           1,000         1,014

 Jefferson County Sewer, 5.50%, 2/1/40 (Prerefunded
2/1/11+) (FGIC Insured)                                1,500         1,701

 Total Alabama (Cost  $3,699)                                        3,790

 ALASKA  0.9%
 Valdez Marine Terminal, BP Pipeline, VRDN
 (Currently 1.68%)                                     1,600         1,600

 Total Alaska (Cost  $1,600)                                         1,600

 ARIZONA  3.3%
 Arizona School Fac. Board, 5.50%, 7/1/13              2,000         2,227

 Phoenix Street & Highway, 5.00%,
 7/1/11 (FGIC Insured)                                 1,500         1,650

 Salt River Agricultural Improvement & Power Dist.,
5.25%,
 1/1/15                                                1,000         1,093

 Tempe IDA, Friendship Village, 5.375%, 12/1/13        750           761

 Total Arizona (Cost  $5,571)                                        5,731

 ARKANSAS  0.3%
 Univ. of Arkansas, 5.00%, 11/1/26 (MBIA Insured)      500           513

 Total Arkansas (Cost  $518)                                         513

 CALIFORNIA  9.5%
 California, GO
 5.00%, 2/1/11                                         750           816

 5.00%, 11/1/12                                        85            92

 5.00%, 11/1/12 (Prerefunded 11/1/11+)                 165           183

 5.25%, 3/1/07                                         1,045         1,108

 5.50%, 11/1/33                                        500           526

 Economic Recovery
 5.00%, 7/1/16                                         1,000         1,057

 5.25%, 1/1/11                                         1,000         1,106

 California, Economic Recovery, 5.00%, 7/1/23
 (Tender 7/1/07)                                       700           743

 California Dept. of Water Resources
 Power Supply 5.25%, 5/1/09 (MBIA Insured)             1,500         1,653

 5.50%, 5/1/11                                         2,000         2,226

 5.50%, 5/1/14 (AMBAC Insured)                         1,000         1,130

 California Public Works Board
 Dept. of Corrections
 5.00%, 6/1/07                                         1,000         1,059

 6.00%, 11/1/05 (MBIA Insured)                         1,550         1,586

 Dept. of Mental Health, 5.00%, 6/1/08                 1,000         1,072

 San Diego Unified School Dist., 5.00%,
7/1/16 (MBIA Insured)                                  2,100         2,305

 Total California (Cost  $16,539)                                    16,662

 COLORADO  0.8%
 Denver City and County Airport, 6.25%, 11/15/06
 (MBIA Insured) #                                      1,300         1,391

 Total Colorado (Cost  $1,317)                                       1,391

 CONNECTICUT  2.2%
 Connecticut, GO, 5.25%, 6/15/13
 (Prerefunded 6/15/09+) (FGIC Insured)                 1,850         2,039

 Mohegan Tribe Indians Gaming Auth.
 Public Improvement
 5.00%, 1/1/08                                         400           416

 5.50%, 1/1/13                                         560           593

 Univ. of Connecticut, Student Fee, 5.25%,
 11/15/16 (FGIC Insured)                               740           814

 Total Connecticut (Cost  $3,672)                                    3,862

 DELAWARE  1.2%
 Wilmington, GO, 5.375%, 6/1/16 (FGIC Insured)         1,925         2,119

 Total Delaware (Cost  $2,099)                                       2,119

 DISTRICT OF COLUMBIA  1.4%
 Metropolitan Washington D.C. Airports Auth.
 5.50%, 10/1/12 (FGIC Insured) #                       1,000         1,096

 5.50%, 10/1/18 (MBIA Insured) #                       1,350         1,452

 Total District of Columbia (Cost  $2,459)                           2,548

 FLORIDA  9.0%
 Broward County, GO
 5.25%, 1/1/18                                         720           779

 5.25%, 1/1/21                                         1,000         1,071

 Broward County Airport, 5.00%, 10/1/06 (FGIC Insured) 1,000         1,047

 Broward County School Dist., GO, 5.00%, 2/15/06       1,000         1,033

 Florida, Ed. Lottery, 5.50%, 7/1/13 (FGIC Insured)    1,200         1,336

 Florida Board of Ed., GO
 Capital Outlay
 5.00%, 6/1/11 (MBIA Insured)                          1,000         1,099

 5.125%, 6/1/13                                        1,500         1,624

 5.25%, 6/1/14                                         1,250         1,374

 Florida Dept. of Environmental Protection,
 5.25%, 7/1/14 (FGIC Insured)                          750           828

 Florida Dept. of Natural Resources, Environmental
Protection
 5.50%, 7/1/07 (FSA Insured)                           1,200         1,294

 Hillsborough County Aviation Auth.
 5.25%, 10/1/09 (MBIA Insured) #                       1,055         1,147

 Orange County, Sales Tax, 5.00%,
 1/1/14 (FGIC Insured)                                 750           816

 Reedy Creek Improvement Dist., GO, 5.375%, 6/1/15
 (AMBAC Insured)                                       1,250         1,372

 Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09     850           852

 Total Florida (Cost  $15,125)                                       15,672

 GEORGIA  5.7%
 Atlanta Airport, 5.00%, 1/1/27 (FSA Insured)          1,400         1,429

 Cobb County Hosp. Auth., Wellstar Health System, RAC
 5.25%, 4/1/17 (AMBAC Insured)                         1,080         1,184

 Cobb-Marietta Water Auth., 5.50%, 11/1/14             765           868

 Fulton County, Water & Sewer, 5.00%,
1/1/21 (FGIC Insured)                                  1,180         1,241

 Georgia Private Colleges & Univ. Auth., Emory Univ.,
5.75%, 11/1/14                                         3,000         3,377

 Municipal Electric Auth. of Georgia, 6.00%, 1/1/06
(AMBAC Insured)                                        1,770         1,840

 Total Georgia (Cost  $9,545)                                        9,939

 HAWAII  1.1%
 Hawaii, GO, 6.00%, 3/1/07 (FSA Insured)               1,805         1,948

 Total Hawaii (Cost  $1,841)                                         1,948

 ILLINOIS  4.5%
 Chicago, GO, 5.50%, 1/1/09 (MBIA Insured)             500           550

 Chicago Park Dist., GO, 5.75%, 1/1/16 (FGIC Insured)  1,000         1,120

 Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11+)
 (AMBAC Insured)                                       1,500         1,700

 Granite City-Madison County, Waste Management
 5.00%, 5/1/27 (Tender 5/1/05) #                       750           756

 Illinois, GO, 5.50%, 8/1/16 (MBIA Insured)            750           834

 Illinois HFA, Northwest Community Healthcare
 VRDN (Currently 1.70%)                                200           200

 Metropolitan Pier & Expo Auth., McCormick Place
Expansion  5.375%, 12/15/18 (FGIC Insured)             2,500         2,723

 Total Illinois (Cost  $7,296)                                       7,883

 IOWA  0.8%
 Polk County, GO, 5.00%, 6/1/10                        1,375         1,505

 Total Iowa (Cost  $1,476)                                           1,505

 KANSAS  0.8%
 Johnson County Union School Dist. #233, GO, 5.00%,
9/1/10
 (FGIC Insured)                                        1,290         1,416

 Total Kansas (Cost  $1,334)                                         1,416

 MARYLAND  4.8%
 Maryland Economic Dev. Corp., Aviation Administration
 5.50%, 6/1/13 (FSA Insured) #                         2,000         2,216

 Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/14      1,000         1,072

 Montgomery County, GO, 5.25%, 10/1/14                 1,200         1,332

 Northeast Maryland Waste Disposal Auth., Solid Waste
 5.50%, 4/1/11 (AMBAC Insured) #                       1,135         1,247

 Univ. of Maryland
 Auxiliary Fac. & Tuition
 5.00%, 4/1/06                                         1,500         1,556

 5.00%, 4/1/09                                         850           926

 Total Maryland (Cost  $8,293)                                       8,349

 MASSACHUSETTS  4.2%
 Massachusetts
 5.25%, 10/1/22 (Prerefunded 10/1/13+)                 800           889

 5.75%, 9/1/14 (Prerefunded 9/1/09+)                   2,000         2,253

 Massachusetts, GO
 VRDN (Currently 1.68%)                                100           100

 5.25%, 8/1/15 (MBIA Insured)                          1,000         1,109

 Massachusetts Water Pollution Abatement Trust
 6.00%, 8/1/15 (Prerefunded 8/1/09+)                   280           320

 Water Resources Auth., 6.00%, 8/1/15                  920           1,040

 Massachusetts Municipal Wholesale Electric, Power
Supply 5.00%, 7/1/07 (MBIA Insured)                    1,500         1,594

 Total Massachusetts (Cost  $6,934)                                  7,305

 MICHIGAN  1.8%
 Detroit School Dist., GO
 5.50%, 5/1/18 (FSA Insured)                           750           829

 Building & Site Improvement, 5.00%, 5/1/08
 (FGIC Insured)                                        500           538

 Michigan Hosp. Fin. Auth., Ascension Health, 5.30%,
 11/15/33 (Tender 11/15/06)                            1,200         1,263

 Wayne County Charter Airport, 5.25%, 12/1/11
 (MBIA Insured) #                                      500           535

 Total Michigan (Cost  $3,033)                                       3,165

 MINNESOTA  0.6%
 Minneapolis-St. Paul Metropolitan Airport Commission
 5.50%, 1/1/17 (FGIC Insured)                          1,000         1,099

 Total Minnesota (Cost  $1,020)                                      1,099

 MISSOURI  0.7%
 St. Louis Municipal Fin. Corp., City Justice Center
 5.375%, 2/15/14 (AMBAC Insured)                       1,115         1,237

 Total Missouri (Cost  $1,176)                                       1,237

 NEBRASKA  1.2%
 Omaha Public Power Dist., 5.50%, 2/1/07               2,000         2,133

 Total Nebraska (Cost  $2,031)                                       2,133

 NEVADA  1.2%
 Clark County, GO, 5.50%, 6/1/16 (FGIC Insured)        1,200         1,326

 Clark County, IDRB, PCR, Southwest Gas,
 5.45%, 3/1/38  (Tender 3/1/13)                        700           742

 Total Nevada (Cost  $1,936)                                         2,068

 NEW JERSEY  2.1%
 New Jersey HFFA, Robert Wood Johnson Univ. Hosp.
 VRDN (Currently 1.64%)                                1,000         1,000

 New Jersey Transportation Trust Fund Auth., 5.75%,
 6/15/11 (Escrowed to Maturity)                        2,400         2,745

 Total New Jersey (Cost  $3,433)                                     3,745

 NEW MEXICO  0.3%
 Albuquerque, 5.00%, 7/1/33 (FSA Insured)              500           503

 Total New Mexico (Cost  $513)                                       503

 NEW YORK  7.2%
 Albany Parking Auth., 5.25%, 10/15/12                 475           507

 Metropolitan Transportation Auth., 5.375%, 7/1/27
 (Prerefunded 7/1/09+)                                 1,650         1,832

 New York City, GO
 5.00%, 8/1/07                                         1,240         1,316

 5.25%, 8/1/11                                         2,000         2,197

 New York State Urban Dev. Corp., Corrections & Youth
 Fac., 5.25%, 1/1/21 (Tender 1/1/09)                   1,750         1,892

 Sales Tax Asset Receivable Corp., Local Gov't.
 Assistance 5.00%, 10/15/26 (MBIA Insured)             1,000         1,028

 Tobacco Settlement Fin. Corp.
 5.00%, 6/1/07                                         1,000         1,060

 5.50%, 6/1/16                                         1,500         1,647

 United Nations Dev. Corp., 5.25%, 7/1/14              1,000         1,059

 Total New York (Cost  $12,423)                                      12,538

 NORTH CAROLINA  1.4%
 North Carolina Eastern Municipal Power Agency,
 5.50%, 1/1/12                                         1,200         1,301

 North Carolina Municipal Power Agency #1, Catawba
 Electric 5.50%, 1/1/13                                1,000         1,095

 Total North Carolina (Cost  $2,312)                                 2,396

 OHIO  0.6%
 Cuyahoga County Hosp., Cleveland Clinic Obligation
 Group, 6.00%, 1/1/32                                  1,000         1,072

 Total Ohio (Cost  $1,032)                                           1,072

 OKLAHOMA  0.8%
 Oklahoma Transportation Auth., 5.25%, 1/1/16
 (AMBAC Insured)                                       1,285         1,395

 Total Oklahoma (Cost  $1,317)                                       1,395

 OREGON  0.9%
 Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12+)   1,330         1,515

 Total Oregon (Cost  $1,407)                                         1,515

 PENNSYLVANIA  1.5%
 Pennsylvania, GO, 5.75%, 1/15/09                      1,000         1,114

 Pennsylvania Intergov't. Cooperative Auth., 5.25%,
6/15/13 (FGIC Insured)                                 750           816

 Philadelphia Auth. for Ind. Dev., Philadelphia
Airport, 5.25%,
 7/1/08                                                610           659

 Total Pennsylvania (Cost  $2,548)                                   2,589

 PUERTO RICO  1.6%
 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (Tender 2/1/12) (MBIA Insured)                        2,500         2,751

 Total Puerto Rico (Cost  $2,732)                                    2,751

 SOUTH CAROLINA  4.2%
 Charleston Water & Sewer, 5.125%, 1/1/13              500           553

 South Carolina, GO, School Fac., 5.75%, 1/1/08        995           1,092

 South Carolina Public Service Auth., 5.50%, 1/1/12
 (FSA Insured)                                         2,500         2,819

 South Carolina Transportation Infrastructure Bank
 5.25%, 10/1/12 (AMBAC Insured)                        1,500         1,675

 5.50%, 10/1/12 (Prerefunded 10/1/09+)
 (AMBAC Insured)                                       1,040         1,170

 Total South Carolina (Cost  $7,084)                                 7,309

 TENNESSEE  1.2%
 Clarksville Public Building Auth., GO,
 VRDN (Currently 1.68%)                                1,300         1,300

 Memphis-Shelby County Airport Auth., 6.25%, 2/15/11
 (MBIA Insured) #                                      700           796

 Total Tennessee (Cost  $2,018)                                      2,096

 TEXAS  9.3%
 Harris County Health Fac. Dev. Corp., Texas Childrens
 Hosp., 5.375%, 10/1/12                                1,345         1,439

 Houston, GO, 5.375%, 3/1/12 (Prerefunded 3/1/11+)
 (FSA Insured)                                         1,800         2,002

 Lower Colorado River Auth.
 5.75%, 5/15/11 (FSA Insured)                          2,000         2,233

 5.875%, 5/15/14 (FSA Insured)                         1,750         1,960

 North East Independent School Dist., GO, 6.00%,
 2/1/16 (Prerefunded 2/1/10+)                          1,200         1,366

 Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22    400           431

 San Antonio
 5.00%, 8/1/10 (Escrowed to Maturity)                  25            28

 5.50%, 2/1/19 (Prerefunded 2/1/12+)                   10            11

 San Antonio, GO
 5.00%, 8/1/10                                         1,475         1,609

 5.50%, 2/1/19                                         990           1,084

 San Antonio Electric & Gas, 5.00%, 2/1/07             500           528

 San Antonio Water, 6.40%, 5/15/05 (Escrowed to
Maturity) (FGIC
 Insured)                                              20            20

 Tarrant County Health Fac. Dev. Corp., Texas Health
Resources
 5.75%, 2/15/10 (MBIA Insured)                         2,500         2,756

 Texas Dept. of Housing & Community Affairs,
Single-Family 5.75%, 3/1/10 (MBIA Insured)             730           767

 Total Texas (Cost  $15,187)                                         16,234

 UTAH  0.2%
 Utah Housing Fin. Agency, Single-Family,
 6.00%, 7/1/10 #                                       295           297

 Total Utah (Cost  $295)                                             297

 VIRGINIA  7.2%
 Arlington County IDA, Virginia Hosp. Center,
 5.50%, 7/1/13                                         1,000         1,094

 Charles City County IDA, IDRB, Waste Management,
6.25%, 4/1/27                                          250           276

 Fairfax County, Water & Sewer, 5.00%, 7/15/27         1,500         1,536

 Leesburg, GO, Public Improvement, 5.50%, 1/15/11
 (FGIC Insured)                                        1,145         1,289

 Loudoun County IDA, Loudoun Hosp. Center,
 6.10%, 6/1/32                                         500           536

 Portsmouth, Public Improvement, 5.50%, 6/1/14
 (Prerefunded 6/1/08+) (FGIC Insured)                  865           948

 Portsmouth, GO, Public Improvement, 5.50%, 6/1/14
 (FGIC Insured)                                        335           365

 Riverside Regional Jail Auth., 5.60%, 7/1/06
 (MBIA Insured)                                        500           519

 Riverside Regional Jail Auth., 5.60%, 7/1/06
 (Prerefunded 7/1/05+) (MBIA Insured)                  600           625

 Virginia Biotechnology Research Park Auth.,
 5.25%, 9/1/12                                         1,705         1,881

 Virginia College Building Auth., Public Higher Ed.
 Fin. Program 5.50%, 9/1/14 (Prerefunded 9/1/10+)      2,070         2,325

 Virginia Port Auth., 5.50%, 7/1/07 #                  1,060         1,138

 Total Virginia (Cost  $11,890)                                      12,532

 WASHINGTON  0.7%
 Tacoma Electric System, 6.00%, 1/1/06 (FGIC Insured)  600           614

 Washington Health Care Fac. Auth., Virginia Mason
 Medical Center, 6.00%, 8/15/08 (MBIA Insured)         500           555

 Total Washington (Cost  $1,125)                                     1,169

 WISCONSIN  1.1%
 Wisconsin HEFA
 Froedert & Community Health
 5.125%, 10/1/06                                       1,300         1,353

 5.625%, 10/1/11                                       600           659

 Total Wisconsin (Cost  $1,995)                                      2,012

 Total Investments in Securities
 98.5% of Net Assets (Cost  $165,825)                                172,088
                                                       $

 (1)       Denominated in U.S. dollars unless otherwise noted
 #         Interest subject to alternative minimum tax
 +         Used in determining portfolio maturity
 AMBAC     AMBAC Assurance Corp.
 DOT       Department of Transportation
 FGIC      Financial Guaranty Insurance Company
 FSA       Financial Security Assurance Inc.
 GO        General Obligation
 HEFA      Health & Educational Facility Authority
 HFA       Health Facility Authority
 HFFA      Health Facility Financing Authority
 HHEFA     Health & Higher Educational Facility Authority
 IDA       Industrial Development Authority/Agency
 IDRB      Industrial Development Revenue Bond
 MBIA      MBIA Insurance Corp.
 PCR       Pollution Control Revenue
 RAC       Revenue Anticipation Certificate
 VRDN      Variable-Rate Demand Note

 The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Tax-Free Intermediate Bond Fund
Unaudited
November 30, 2004
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $165,825,000. Net unrealized gain aggregated $6,263,000 at period-end, of which $6,558,000 related to appreciated investments and $295,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 21, 2005